LIICA LETTERHEAD

March 19, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:     Life Investors Variable Life Account A

           File No. 811-09747, CIK 0001097237

Dear Commissioners:

On behalf of Life Investors Variable Life Account A of Life Investors Insurance Company of America (“separate account”), incorporated by reference are the annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the “Act”). The funds are as follows: AIM Variable Insurance Funds, AIM V.I. Capital Appreciation Fund – Series I, AIM V.I. Government Securities Fund – Series I, AM V.I. Growth Fund – Series I, AIM V.I. International Growth Fund – Series I, and AIM V.I. Premier Equity Fund – Series I; Fidelity Variable Insurance Products Funds, Fidelity VIP II Contrafund? Portfolio (Service Class), Fidelity VIP Growth Portfolio (Service Class), Fidelity VIP Growth & Income Portfolio (Service Class), Fidelity VIP II Index 500 Portfolio (Initial Class), Fidelity VIP Mid Cap (Service Class 2), Fidelity VIP Money market Portfolio (Initial Class), Fidelity VIP Value Strategies (Service Class 2); Janus Aspen Series, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Worldwide Growth Portfolio; MFS Variable Insurance Trust, MFS Investors Growth Stock Series (Service Shares), MFS Mid Cap Growth Series (Service Shares), MFS New Discovery Series (Service Shares), MFS Total Return Series (Service Shares), MFS Utilities Series (Service Shares), MFS Value Series (Service Shares); and Oppenheimer Variable Account Funds, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA, Oppenheimer Bond Fund/VA, Oppneheimer Strategic Bond Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Small Cap Fund/VA.

Entity:  AIM Variable Insurance Funds     File No. 811-07452     Date of Filing 03/05/2004

                                                                        Accession No. 0000950129-03-001178     CIK 0000896435

Entity:  Fidelity Variable Insurance Products Funds:

Contra                                                            File No. 811-05511      Date of Filing 03/01/2004

                                                                       Accession No. 0000356494-04-000003     CIK 0000831016

Growth                                                          File No. 811-03329      Date of Filing 03/01/2004

                                                                      Accession No. 0000356494-04-000004     CIK 0000356494

Growth & Income                                         File No. 811-07205      Date of Filing 03/01/2004

                                                                      Accession No. 0000356494-04-000005     CIK 0000927384

Index 500                                                     File No. 811-05511       Date of Filing 03/01/2004

                                                                     Accession No. 0000356494-04-000003     CIK 0000831016

Securities and Exchange Commission

Page Two

March 19, 2004

Entity:  Janus Aspen Series                          File No. 811-07736          Date of Filing 02/27/2004

                                                                        Accession No. 0000906185-04-000004     CIK 0000906185

Entity:  MFS Variable Insurance Trust      File No. 811-08326                        Date of Filing 03/05/2004

                                                                       Accession No. 0000950156-04-000087      CIK 0000918571

Entity:  Oppenheimer Variable Account Funds

                                                                       File No. 811-04108          Date of Filing 03/01/2004

                                                                       Accession No. 0000935069-04-000297      CIK 0000752737

These annual reports are for the period ending December 31, 2003, and have been transmitted to policy owners in accordance with Rule 30d-2 under the Act. To the extent necessary, these filings are incorporated herein by reference. If you have any questions regarding this filing, please contact the undersigned at (727) 299-1747.

Sincerely,
/s/ Priscilla I. Hechler
Priscilla I. Hechler Assistant Secretary